Common Stock and Stock-Based Awards - 2012 Stock Incentive plan - Additional Information (Details) - 2012 Stock Incentive Plan [Member]	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan description	The exercise prices, vesting and other restrictions are determined at the discretion of the board of directors, or their committee if so delegated, except that the exercise price per share of stock options may not be less than 100% of the fair market value of the share of common stock on the date of grant and the term of stock option may not be greater than ten years. The Company generally granted stock-based awards with service conditions only (“service-based” awards).
Shares available for future grant	0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted vesting period	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted vesting period	4 years
Stock option expiration period	10 years